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                                                               [LOGO OF MetLife]


May 3, 2018

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E
     File Nos. 002-90380/811-04001
     (Preference Plus (R) Account)
     Rule 497(j) Certification
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Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Separate Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus Supplement (VestMet) dated April 30, 2018 to the Prospectus dated May 1, 1995 and the Statement of Additional Information ("SAI") dated April 30, 2018 being used with certain variable annuity contracts offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI contained in Post-Effective Amendment No. 47 for the Separate Account filed electronically with the Commission on April 11, 2018.

If you have any questions, please contact me at (212) 578-9631.

Sincerely,

/s/ Heather Harker

Heather Harker
Assistant General Counsel
Metropolitan Life Insurance Company